Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Income tax expense (benefit)

	Year ended December 31,
	2021	2020
Deferred:
Federal	$(69)	$(84)
State	9	(2)
Deferred income tax benefit	(60)	(86)
Current:
Federal	—	—
State	11	1
Foreign	(57)	(96)
Total income tax benefit, net	$(106)	$(181)

Tax Rate Reconciliation

	Year ended December 31,
	2021	2020
Income tax benefit at U.S. federal statutory rate	21.0%	21.0%
State income tax benefit, net of federal benefit	3.3%	4.2%
Stock warrant valuation	(2.2)%	(10.2)%
Goodwill impairment	(7.7)%	—%
Stock-based compensation	(13.0)%	—%
Other permanent differences	(4.3)%	(0.6)%
Change in state tax rate	(0.8)%	(0.3)%
Foreign rate differential	—%	0.5%
Net operating loss true up	0.3%	—%
Other adjustments	2.3%	1.4%
Change in valuation allowance	1.4%	(15.2)%
Effective income tax rate	0.3%	0.8%

Deferred Tax Assets

	December 31,
	2021	2020
Deferred tax assets:
Start-up costs	$1,225	$1,192
Capitalized research and development costs	408	503
Reserves and accruals	1,679	9,235
Property and equipment	178	133
Research and development credit	3,323	1,194
Lease liability	74	41
Net operating loss carryforwards	54,653	30,156
State and local taxes	2	2
Total gross deferred tax assets	61,542	42,456
Valuation allowance	(61,380)	(39,803)
Deferred tax assets, net of valuation allowance	162	2,653
Intangible assets	(647)	(3,151)
Operating lease right-of-use assets	(70)	(117)
Total gross deferred tax liabilities	(717)	(3,268)
Net deferred tax liability	$(555)	$(615)